Reserves	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reserves
30	RESERVES

	2019	2018
	RMB	RMB
Capital Reserve
Beginning balance	133,308	133,308

Ending balance	133,308	133,308

Statutory Common Reserve Fund (a)
Beginning balance	194,245	188,769
Transfer from retained earnings	3,037	5,476

Ending balance	197,282	194,245

Special Reserve-Safety Fund Reserve
Beginning balance	13,831	13,366
Safety fund reserve	(1,388)	465

Ending balance	12,443	13,831

Currency Translation Differences (b)
Beginning balance	(33,067)	(28,045)
Currency translation differences	4,128	(5,022)

Ending balance	(28,939)	(33,067)

Other Reserves
Beginning balance	(8,718)	(9,336)
Adjusted for the acquisition of Dalian West Pacific (Note 4 0 )	—	516
Beginning balance, as adjusted	(8,718)	(8,820)
Transaction with non-controlling interests	(2,007)	13
Fair value gain/(loss) from equity investments measured at fair value th ro ugh other comprehensive income	96	(162)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	417	220
Other	129	31

Ending balance	(10,083)	(8,718)

	304,011	299,599

(a)
Pursuant to the PRC regulations and the Company’s Articles of Association, the Company is required to transfer 10% of its net profit, as determined under the PRC accounting regulations, to a Statutory Common Reserve Fund (“Reserve Fund”). Appropriation to the Reserve Fund may cease when the fund aggregates to 50% of the Company’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders.

The Reserve Fund shall only be used to make good previous years’ losses, to expand the Company’s production operations, or to increase the capital of the Company. Upon approval of a resolution of shareholders’ in a general meeting, the Company may convert its Reserve Fund into share capital and issue bonus shares to existing shareholders in proportion to their original shareholdings or to increase the nominal value of each share currently held by them, provided that the balance of the Reserve Fund after such issuance is not less than 25% of the Company’s registered capital.

(b)	The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.
(c)
According to the relevant PRC regulations, the distributable reserve is the lower of the retained earnings computed under PRC accounting regulations and IFRS. As of December 31, 2019, the Company’s distributable reserve amounted to RMB 590,727 (December 31, 2018: RMB 594,169).